Loans Payable - Summary of Breakdown of Loan Balance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Balance, beginning	$ 142,127	$ 216,994
Loan repayment	(79,441)	(74,845)
Foreign exchange adjustment	23	(22)
Balance, ending	62,709	142,127
Current portion	$ 62,709	79,418
Non-current portion		$ 62,709